Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net sales	$ 144,600	$ 116,922	$ 118,039	$ 110,518	$ 123,550	$ 118,432	$ 125,237	$ 111,480	$ 490,079	$ 478,699	$ 450,816
Net earnings from continuing operations	13,880	6,514	5,523	5,343	9,468	11,540	7,575	6,191	31,260	34,774	37,083
Net (loss) earnings from discontinued operations	(46,185)	(1,617)	(3,964)	(5,097)	8,211	2,251	2,627	(984)	(56,863)	12,105	15,418
Net (loss) earnings	$ (32,305)	$ 4,897	$ 1,559	$ 246	$ 17,679	$ 13,791	$ 10,202	$ 5,207	$ (25,603)	$ 46,879	$ 52,501
Basic earnings (loss) per share:
Net earnings from continuing operations	$ 0.52	$ 0.25	$ 0.21	$ 0.20	$ 0.35	$ 0.43	$ 0.28	$ 0.24	$ 1.18	$ 1.30	$ 1.39
Net (loss) earnings from discontinued operations	$ (1.75)	$ (0.06)	$ (0.15)	$ (0.19)	$ 0.31	$ 0.09	$ 0.10	$ (0.04)	$ (2.15)	$ 0.46	$ 0.58
Net (loss) earnings	$ (1.23)	$ 0.19	$ 0.06	$ 0.01	$ 0.66	$ 0.52	$ 0.38	$ 0.20	$ (0.97)	$ 1.76	$ 1.97
Diluted earnings (loss) per share:
Net earnings from continuing operations	$ 0.52	$ 0.24	$ 0.21	$ 0.20	$ 0.35	$ 0.43	$ 0.28	$ 0.23	$ 1.17	$ 1.29	$ 1.38
Net earnings (loss) from discontinued operations	$ (1.73)	$ (0.06)	$ (0.15)	$ (0.19)	$ 0.30	$ 0.08	$ 0.10	$ (0.04)	$ (2.13)	$ 0.44	$ 0.57
Net (loss) earnings	$ (1.21)	$ 0.18	$ 0.06	$ 0.01	$ 0.65	$ 0.51	$ 0.38	$ 0.19	$ (0.96)	$ 1.73	$ 1.95
Dividends declared per common share	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.32	$ 0.32	$ 0.32